IMPACTS ON APPLICATION OF NEW STANDARDS (Details) - COP ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
IMPACTS ON APPLICATION OF NEW STANDARDS
Retained earnings	$ 2,515,278		$ 3,278,164
IFRS 17
IMPACTS ON APPLICATION OF NEW STANDARDS
Insurance contracts asset			68,991
Insurance contracts liability			124,598
Retained earnings
Adoption adjustment | IFRS 17
IMPACTS ON APPLICATION OF NEW STANDARDS
Insurance contracts asset			22,383
Insurance contracts liability			21,679
Retained earnings			$ 704
Adjusted Balance | IFRS 17
IMPACTS ON APPLICATION OF NEW STANDARDS
Insurance contracts asset		$ 91,374
Insurance contracts liability		146,277
Retained earnings		$ 704